Investments in equity investees (Tables)	12 Months Ended
Dec. 31, 2016
Investments in Equity Investees
Schedule of composition of equity investees

	December 31,
	2016	2015
	(in US$’000)
HBYS	63,536	60,762
SHPL	77,939	49,709
NSPL	16,806	9,046
Other	225	239
	158,506	119,756

Summarized balance sheet information for significant equity investees

	Commercial Platform				Innovation Platform
	Consumer Health		Prescription Drugs		Drug R&D
	HBYS		SHPL		NSPL
	December 31		December 31		December 31
	2016	2015	2016	2015	2016	2015
	(in US$’000)
Current assets	123,181	114,383	146,350	129,456	5,393	3,034
Non-current assets	98,554	88,263	97,656	95,513	30,000	30,000
Current liabilities	(70,218)	(61,467)	(86,946)	(124,617)	(1,782)	(14,941)
Non-current liabilities	(18,148)	(16,116)	(6,926)	(7,089)	—	—
Net assets	133,369	125,063	150,134	93,263	33,611	18,093
Non-controlling interests	(6,297)	(3,540)	—	—	—	—
	127,072	121,523	150,134	93,263	33,611	18,093

Summarized statements of operations information for significant equity investees

	Commercial Platform						Innovation Platform
	Consumer Health			Prescription Drugs			Drug R&D(a)
	HBYS			SHPL			NSPL
	Year Ended December 31			Year Ended December 31			Year Ended December 31
	2016	2015	2014	2016	2015	2014	2016	2015	2014
	(in US$’000)
Revenue	224,131	211,603	243,746	222,368	181,140	154,703	—	—	—
Gross profit	89,355	91,461	96,421	158,131	127,608	109,965	—	—	—
Depreciation and amortization	(2,958)	(3,274)	(3,206)	(3,526)	(2,765)	(2,651)	—	—	—
Interest income	238	628	1,322	565	306	257	—	—	—
Finance cost	(123)	(158)	(139)	—	—	—	—	—	—
Income/(loss) before taxes	23,759	25,164	24,805	148,144	37,401	31,505	(8,482)	(7,552)	(16,812)
Income tax expense	(3,631)	(3,948)	(3,940)	(27,645)	(6,094)	(5,103)	—	—	—
Net income/(loss)	20,128	21,216	20,865	120,499	31,307	26,402	(8,482)	(7,552)	(16,812)
Non-controlling interests	248	160	(90)	—	—	—	—	—	—
Net income/(loss) attributable to the shareholders of equity investee	20,376	21,376	20,775	120,499	31,307	26,402	(8,482)	(7,552)	(16,812)

Notes:

(a)	NSPL only incurred research and development expenses in 2016, 2015 and 2014.
(b)

The net income for other individual immaterial equity investees for the years ended December 31, 2016 and 2015 was approximately US$95,000 and US$12,000 respectively. The net loss for the year ended December 31, 2014 was approximately US$5,000.

(c)

HBYS and SHPL have been granted the High and New Technology Enterprise status. Accordingly, the companies are eligible to a preferential income tax rate of 15% for the years ended December 31, 2016, 2015 and 2014.

Reconciliation of summarized financial information presented to carrying amount of investments in equity investees

	Commercial Platform						Innovation Platform
	Consumer Health			Prescription Drugs			Drug R&D
	HBYS			SHPL			NSPL
	2016	2015	2014	2016	2015	2014	2016	2015	2014
	(in US$’000)
Opening net assets at January 1 after non-controlling interests	121,523	111,506	106,586	93,263	71,906	66,476	18,093	25,645	42,457
Purchase of additional interests in a subsidiary of an equity investee	—	—	(468)	—	—	—	—	—	—
Net income/(loss) attributable to the shareholders of equity investee	20,376	21,376	20,775	120,499	31,307	26,402	(8,482)	(7,552)	(16,812)
Dividend declared	(6,000)	(6,410)	(12,820)	(55,057)	(6,410)	(19,077)	—	—	—
Other comprehensive income	(8,827)	(4,949)	(2,567)	(8,571)	(3,540)	(1,895)	—	—	—
Investments	—	—	—	—	—	—	10,000	—	—
Capitalization of loans	—	—	—	—	—	—	14,000	—	—
Closing net assets at December 31 after non-controlling interests	127,072	121,523	111,506	150,134	93,263	71,906	33,611	18,093	25,645
Group’s share of net assets	63,536	60,762	55,753	75,067	46,632	35,953	16,806	9,046	12,823
Goodwill	—	—	—	2,872	3,077	3,205	—	—	—
Carrying value	63,536	60,762	55,753	77,939	49,709	39,158	16,806	9,046	12,823

Schedule of equity investees non-cancellable operating lease agreements

	December 31,
	2016	2015
	(in US$’000)
Not later than 1 year	1,511	1,452
Between 1 to 2 years	1,184	509
Total minimum lease payments	2,695	1,961

Schedule of equity investees non-cancellable finance lease agreements

	December 31,
	2016	2015
	(in US$’000)
Not later than 1 year	118	—
Between 1 to 2 years	118	—
Between 2 to 3 years	118	—
Between 3 to 4 years	118	—
Between 4 to 5 years	118	—
Later than 5 years	28	—
Total minimum finance lease payments	618	—

Schedule of equity investees capital commitments

	December 31,
	2016	2015
	(in US$’000)
Property, plant and equipment
Contracted but not provided for	6,162	27,789